Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000134926
Account Value [Line Items]
Line Graph and Table Measure Name	Global Macro Capital Opportunities Portfolio
Account Value	$ 16,989	$ 17,744	$ 17,720	$ 17,492	$ 17,216	$ 16,688	$ 16,640	$ 16,640	$ 16,280	$ 15,500	$ 15,584	$ 14,921	$ 13,674	$ 14,392	$ 14,886	$ 15,368	$ 14,403	$ 13,568	$ 13,591	$ 13,368	$ 13,285	$ 13,521	$ 12,391	$ 12,667	$ 11,777	$ 11,565	$ 12,667	$ 12,344	$ 12,322	$ 13,357	$ 13,146	$ 13,613	$ 13,858	$ 14,359	$ 14,515	$ 14,087	$ 14,174	$ 13,816	$ 14,195	$ 13,924	$ 14,141	$ 13,990	$ 13,480	$ 13,101	$ 13,155	$ 12,928	$ 12,798	$ 11,648	$ 10,457	$ 10,370	$ 10,381	$ 9,894	$ 9,537	$ 9,180	$ 8,909	$ 8,270	$ 10,403	$ 10,890	$ 11,280	$ 10,793	$ 10,772	$ 10,486	$ 10,401	$ 10,878	$ 11,016	$ 10,433	$ 10,815	$ 10,772	$ 10,698	$ 10,645	$ 10,019	$ 10,307	$ 10,039	$ 10,791	$ 10,925	$ 11,255	$ 11,080	$ 11,481	$ 11,925	$ 12,172	$ 11,997	$ 12,502	$ 11,729	$ 11,389	$ 11,317	$ 10,915	$ 10,863	$ 10,750	$ 10,451	$ 10,348	$ 9,987	$ 9,781	$ 9,482	$ 9,296	$ 8,925	$ 8,873	$ 9,088	$ 9,139	$ 8,945	$ 8,770	$ 8,484	$ 8,217	$ 8,197	$ 8,186	$ 7,664	$ 7,715	$ 8,217	$ 8,320	$ 8,600	$ 8,080	$ 8,340	$ 9,181	$ 9,541	$ 9,712	$ 9,972	$ 9,391	$ 9,611	$ 9,421	$ 9,471	$ 9,770	$ 10,000
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588	10,091	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
EATON VANCE Index: 50% Emg Mkts Equal Country Wt/ 50% MSCI Frontier Mkt
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 12,111	12,420	12,201	11,946	11,686	11,654	11,394	11,606	11,373	11,266	11,254	10,825	10,045	10,520	10,870	11,178	10,469	10,119	10,287	10,140	10,067	10,347	9,855	9,982	9,298	9,241	10,146	10,040	9,860	10,755	11,097	11,593	11,434	11,768	11,826	11,566	12,133	11,740	11,874	11,382	11,485	11,418	10,974	10,524	10,519	10,445	10,478	9,813	8,966	8,990	9,134	8,740	8,549	8,313	7,981	7,361	9,486	10,272	10,486	9,962	9,921	9,747	9,755	10,182	10,086	9,724	9,826	9,733	9,703	9,697	9,087	9,307	9,116	9,560	9,568	10,005	9,644	9,944	10,831	10,976	10,986	11,296	10,617	10,173	10,162	10,053	10,029	9,750	9,439	9,401	9,072	8,901	8,713	8,636	8,218	7,986	8,351	8,306	8,216	8,232	7,986	8,024	8,172	7,952	7,351	7,183	7,643	7,691	8,124	7,801	8,036	8,692	9,008	9,088	9,449	9,007	9,206	8,915	9,204	9,732	10,000
EATON VANCE Index: MSCI Emerging Markets Equal Country Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Equal Country Weighted Index
Account Value	$ 12,364	12,935	12,559	12,280	11,969	11,901	11,807	11,885	11,894	11,678	11,770	11,222	10,350	10,696	10,988	11,517	10,805	10,327	10,605	10,356	10,326	10,639	10,085	10,195	9,308	8,820	9,646	9,618	9,392	10,590	10,568	11,223	10,905	11,045	10,771	10,457	10,977	10,691	11,072	10,429	10,586	10,746	10,325	10,153	10,172	10,043	10,146	9,408	8,195	8,327	8,664	8,598	8,176	7,861	7,662	6,959	9,019	9,959	10,375	9,771	9,826	9,561	9,393	10,078	10,139	9,642	10,070	9,897	9,955	10,023	9,223	9,393	9,207	9,770	9,781	10,118	9,747	9,996	10,766	10,713	10,831	11,281	10,536	9,977	10,074	9,979	10,137	9,937	9,509	9,492	9,216	8,975	8,814	8,628	8,334	8,086	8,691	8,564	8,595	8,531	8,131	7,931	8,316	8,114	7,141	7,059	7,445	7,517	8,016	7,663	7,947	8,766	9,140	9,296	9,689	9,136	9,365	9,041	9,245	9,922	10,000
EATON VANCE Index: MSCI Frontier Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Account Value	$ 11,497	$ 11,562	$ 11,494	$ 11,270	$ 11,064	$ 11,066	$ 10,665	$ 10,993	$ 10,555	$ 10,549	$ 10,444	$ 10,136	$ 9,463	$ 10,046	$ 10,442	$ 10,537	$ 9,851	$ 9,633	$ 9,695	$ 9,646	$ 9,535	$ 9,778	$ 9,356	$ 9,496	$ 9,028	$ 9,435	$ 10,397	$ 10,213	$ 10,087	$ 10,656	$ 11,381	$ 11,698	$ 11,715	$ 12,254	$ 12,702	$ 12,515	$ 13,120	$ 12,613	$ 12,466	$ 12,163	$ 12,202	$ 11,884	$ 11,426	$ 10,694	$ 10,663	$ 10,649	$ 10,609	$ 10,035	$ 9,641	$ 9,541	$ 9,470	$ 8,749	$ 8,810	$ 8,665	$ 8,195	$ 7,678	$ 9,839	$ 10,454	$ 10,460	$ 10,024	$ 9,889	$ 9,810	$ 10,005	$ 10,167	$ 9,918	$ 9,695	$ 9,490	$ 9,474	$ 9,361	$ 9,286	$ 8,865	$ 9,132	$ 8,938	$ 9,266	$ 9,271	$ 9,799	$ 9,453	$ 9,800	$ 10,795	$ 11,146	$ 11,046	$ 11,213	$ 10,605	$ 10,283	$ 10,165	$ 10,042	$ 9,841	$ 9,491	$ 9,295	$ 9,239	$ 8,860	$ 8,758	$ 8,547	$ 8,579	$ 8,043	$ 7,830	$ 7,972	$ 8,004	$ 7,804	$ 7,893	$ 7,797	$ 8,078	$ 7,998	$ 7,760	$ 7,553	$ 7,298	$ 7,834	$ 7,858	$ 8,222	$ 7,932	$ 8,116	$ 8,610	$ 8,869	$ 8,878	$ 9,206	$ 8,873	$ 9,042	$ 8,785	$ 9,158	$ 9,542	$ 10,000